Additional information - Financial Statement Schedule I	12 Months Ended
Jun. 30, 2026
Additional information - Financial Statement Schedule I
Additional information - Financial Statement Schedule I
36	Additional information – Financial Statement Schedule I

Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of Manchester United plc’s consolidated subsidiaries as of 30 June 2026 exceeded the 25% threshold.

As of 30 June 2026, the Group had total borrowings of £689.0 million (2025: £637.0 million). As described in Note 25 above, the Group’s revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants that restrict the activities of Red Football Limited and its subsidiaries, including restricted payment covenants. The restricted payment covenants allow dividends in certain circumstances, including to the extent dividends do not exceed 50% of the cumulative consolidated net income of Red Football Limited and its restricted subsidiaries, provided there is no event of default and Red Football Limited is able to meet the principal and interest payments on its debt under a fixed charge coverage test. As of 30 June 2026, the Group was in compliance with the restricted payment covenants and all other covenants under its revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

As of 30 June 2026, 2025 and 2024 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

During the years ended 30 June 2026, 2025 & 2024, no cash dividends were declared or paid.

Condensed statement of profit or loss of the Company

	Year ended 30 June
	2026	2025	2024
	£’000	£’000	£’000
Operating expenses excluding exceptional items	(6,448)	(7,816)	(10,866)
Exceptional items	306	(55)	(43,324)
Finance income	6,992	6,973	2,509
Profit/(loss) before income tax	850	(898)	(51,681)
Income tax expense	(2)	(1)	—
Profit/(loss) for the year	848	(899)	(51,681)

There were no items of other comprehensive loss or income in the years ended 30 June 2026, 2025 or 2024 and therefore no statement of comprehensive income/(loss) has been presented.

36	Additional information – Financial Statement Schedule I (continued)

Condensed balance sheet of the Company

	As of 30 June
	2026	2025
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Amounts owed by subsidiaries	229,470	222,642
Other receivables	91	91
Cash and cash equivalents	83	74
	229,644	222,807
Total assets	548,909	542,072

EQUITY AND LIABILITIES
Equity
Share capital	56	56
Share premium	307,345	307,345
Treasury shares	(21,305)	(21,305)
Retained earnings	196,232	195,141
	482,328	481,237
Current liabilities
Amounts owed to subsidiaries	64,795	59,416
Other payables	1,786	1,419
	66,581	60,835
Total equity and liabilities	548,909	542,072

All amounts owed to and from subsidiaries of the Manchester United group are repayable on demand.

36	Additional information – Financial Statement Schedule I (continued)

Condensed statement of changes in equity of the Company

	Share	Share	Treasury	Retained
	capital	premium	shares	earnings	Total equity
	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2023	53	68,822	(21,305)	246,187	293,757
Loss for the year	—	—	—	(51,681)	(51,681)
Total comprehensive loss for the year	—	—	—	(51,681)	(51,681)
Proceeds from issue of shares	2	158,539	—	—	158,541
Equity-settled share-based payments	—	—	—	876	876
Balance at 30 June 2024	55	227,361	(21,305)	195,382	401,493
Loss for the year	—	—	—	(899)	(899)
Total comprehensive loss for the year	—	—	—	(899)	(899)
Proceeds from issue of shares	1	79,984	—	—	79,985
Equity-settled share-based payments	—	—	—	658	658
Balance at 30 June 2025	56	307,345	(21,305)	195,141	481,237
Profit for the year	—	—	—	848	848
Total comprehensive profit for the year	—	—	—	848	848
Equity-settled share-based payments	—	—	—	243	243
Balance at 30 June 2026	56	307,345	(21,305)	196,232	482,328

Condensed statement of cash flows of the Company

	Year ended 30 June
	2026	2025	2024
	£’000	£’000	£’000
Cash flows from operating activities
Profit/(loss) before income tax	850	(898)	(51,681)
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	243	658	875
Foreign exchange (gains)/losses on operating activities	(4)	18	1
Changes in working capital:
Other receivables	—	—	(1)
Amounts owed by subsidiaries	(6,828)	(6,111)	(3,371)
Other payables	365	(6,433)	3,216
Amounts due to subsidiaries	5,379	12,486	25,253
Net cash inflow/(outflow) from operating activities	5	(280)	(25,708)
Cash flows from financing activities
Proceeds from issue of shares	—	79,985	158,541
Net cash inflow from financing activities	—	79,985	158,541
Cash flows from investing activities
Loans advanced to subsidiaries	—	(79,985)	(133,175)
Net cash outflow from investing activities	—	(79,985)	(133,175)
Effect of exchange rate changes on cash and cash equivalents	4	(18)	(1)
Net increase/(decrease) in cash and cash equivalents	9	(298)	(343)
Cash and cash equivalents at beginning of year	74	372	715
Cash and cash equivalents at end of year	83	74	372

36	Additional information – Financial Statement Schedule I (continued)

The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent-only financial information.

	2026	2025	2024
	£’000	£’000	£’000
IFRS profit/(loss) reconciliation:
Parent only – IFRS profit/(loss) for the year	848	(899)	(51,681)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(43,802)	(32,124)	(61,478)
Consolidated IFRS loss for the year	(42,954)	(33,023)	(113,159)

IFRS equity reconciliation:
Parent only – IFRS equity	482,328	481,237	401,493
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(331,965)	(287,504)	(256,603)
Consolidated – IFRS equity	150,363	193,733	144,890